Share-based compensation (Details) - $ / shares	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life range (years)		1 year 8 months 12 days
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per ordinary share (RMB)	$ 148.37		$ 134.42
Risk-free interest rate	4.35%		4.35%
Dividend yield	0.00%		0.00%
Expected volatility	61.00%		61.00%
Stock appreciation rights | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life range (years)	2 years 2 months 1 day		2 years 11 months 1 day
Stock appreciation rights | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life range (years)	3 years 9 months		3 years 9 months